Accrued Expenses and Other Current Liabilities - Standard product warranty activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities
Balance at Beginning	¥ 3,339	¥ 2,704
Provided during the period	4,663	3,687
Utilized during the period	(4,132)	(3,052)
Balance at End	¥ 3,870	¥ 3,339